FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8320

Strong Short-Term Global Bond Fund, Inc., on behalf of the
Strong Advisor Strategic Income Fund
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  (Exact name of registrant as specified in charter)

P.O. Box 850 Menomonee Falls, WI 53202
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  (Address of principal executive offices)

John Widmer, Strong Financial Corporation
P.O. Box 850 Menomonee Falls, WI 53202
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  (Name and address of agent for service)


Registrant's telephone number, including area code: (262) 257-7730

Date of Fiscal year-end: OCTOBER 31

Date of reporting period: 7/1/2004 - 4/8/2005
                          -------------------
Item 1. Proxy Voting Record


ISSUER NAME              TICKER       CUSIP          MTG DATE        MTG TYPE
                                                     PROPOSAL TYPE   VOTED?    VOTE       FOR/AGNST MGMT
DENNY'S CORP             3DNYY        24869P104      8/25/04         SPECIAL
1        Increase Authorized Common Stock            MGMT            YES       FOR        FOR
2        Adopt Stock Option Plan                     MGMT            YES       AGNST      AGNST

FINLAY ENTERPRISES INC   FNLY         317884203      9/8/04          SPECIAL
1        Approve Annual Bonus Plan                   MGMT            YES       FOR        FOR
2        Amend Long-term Bonus Plan                  MGMT            YES       FOR        FOR

READER'S DIGEST          RDA          755267101      11/19/04        ANNUAL
ASSOCIATION
1.01     Elect Lawrence R. Ricciardi                 MGMT            YES       FOR        FOR
1.02     Elect William J. White                      MGMT            YES       FOR        FOR
1.03     Elect Ed Zschau                             MGMT            YES       FOR        FOR



SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Strong Short-Term Global Bond Fund, Inc., on behalf of the
Strong Advisor Strategic Income Fund
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       (Registrant)




By /s/ John W. Widmer, Secretary and Treasurer
       (Signature & Title)


Date July 11, 2005